PROPOSED ACQUISITION AND RELATED MATTERS - DOLLAR THRIFTY (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc	May 24, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc	Oct. 31, 2009 Dollar Thrifty Automotive Group Inc	Aug. 26, 2012 Dollar Thrifty Automotive Group Inc Merger Sub	Aug. 26, 2012 Dollar Thrifty Automotive Group Inc Merger Sub Company	Aug. 26, 2012 Dollar Thrifty Automotive Group Inc Merger Sub Minimum
PROPOSED ACQUISITION AND RELATED MATTERS
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Offer price (in dollars per share)										$ 87.50
Number of additional shares over threshold percentage									1
Threshold percentage of ownership											90.00%